Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	14 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Congress Intermediate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Congress Intermediate Bond ETF NAV
Average Annual Return, Percent	(1.40%)
Congress Large Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Congress Large Cap Growth ETF NAV
Average Annual Return, Percent		36.55%	26.58%
Congress SMid Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Congress SMid Growth ETF NAV
Average Annual Return, Percent		27.78%	13.17%
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Aggregate Bond Index
Average Annual Return, Percent	(2.18%)
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	(1.47%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		38.02%	26.09%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return
Average Annual Return, Percent		43.77%	31.79%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		38.02%	26.09%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Total Return
Average Annual Return, Percent		34.21%	17.24%